Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 05, 2019	Sep. 24, 2019	Jun. 21, 2019	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 18, 2019
Preferred stock, par value per share				$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized				5,000,000			5,000,000	5,000,000
Common stock, par value per share				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized				45,000,000			45,000,000	45,000,000
Stock Issued During Period, Value, New Issues				$ 5,006,500				$ 2,429,474
Share price									$ 1.50
Warrant term					5 years			5 years
Number of warrant purchased								155,966
Exercise Price								$ 1.50
Proceeds from warrant exercised								$ 148,202
Number of stock sold					1,251,625
Proceeds from stock of sold				$ 5,006,500	$ 4,600,000			$ 2,445,603
Common Stock
Stock Issued During Period, Shares, New Issues				1,251,625				1,926,327
Stock Issued During Period, Value, New Issues				$ 125				$ 192
Common Stock | Private Placement [Member]
Share price				$ 4.00
Warrant term				5 years
Number of warrant purchased				89,730
Exercise Price				$ 4.00
Proceeds from warrant exercised				$ 407,445
Number of stock sold				1,251,625
Proceeds from stock of sold				$ 5,006,500
Accredited Investors
Stock Issued During Period, Shares, New Issues	1,776,346	149,981	1,776,346
Stock Issued During Period, Value, New Issues	$ 2,204,502	$ 224,972	$ 2,664,513
Share price	$ 1.50	$ 1.50	$ 1.50